Investment Securities (Unrealized and realized gains and losses recognized in net income on equity securities ) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment Securities
Equity Securities	$ 6,202,000	$ 6,095,000
Summary of unrealized and realized gains and losses recognized in net income on equity securities
Net gains (losses) recognized during the period on equity securities	107,000	158,000	$ (388,000)
Unrealized gain on equity securities with readily determinable fair values	$ 107,000	$ 158,000	$ (388,000)